Policyholder liabilities and unallocated surplus - Analysis of movements, Asia (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	$ 385,678
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750
Policyholder liabilities on the consolidated statement of financial position	391,924
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,512
Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	402,119	$ 551,790
Policyholder liabilities on the consolidated statement of financial position	385,492	521,236
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750	20,180
Group's share of policyholder liabilities of joint ventures and associates	11,877	10,374
Premiums	18,611	18,936
Surrenders	(9,538)	(10,261)
Maturities/deaths	(2,946)	(3,022)
Net flows	6,127	5,653
Shareholders' transfers post-tax	(54)	(49)
Investment-related items and other movements	3,015	29,733
Foreign exchange translation differences	(1,580)	547
Ending Balance	409,627	377,672
Policyholder liabilities on the consolidated statement of financial position	391,707	362,872
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,512	3,747
Group's share of policyholder liabilities of joint ventures and associates	12,408	11,053
Average policyholder liability balances	400,743	356,258
With-profits business
Analysis of movements in policyholder liabilities and unallocated surplus
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750	20,180
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,512	3,747
Shareholder-backed | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Premiums	14,020	14,212
Surrenders	(9,157)	(9,993)
Maturities/deaths	(2,270)	(2,311)
Net flows	2,593	1,908
Investment-related items and other movements	(372)	23,886
Foreign exchange translation differences	(1,052)	315
Policyholder liabilities on the consolidated statement of financial position	320,572	303,141
Group's share of policyholder liabilities of joint ventures and associates	12,408	11,053
Asia insurance operations | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	132,570	105,408
Policyholder liabilities on the consolidated statement of financial position	115,943	91,836
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750	3,198
Group's share of policyholder liabilities of joint ventures and associates	11,877	10,374
New business	2,293	2,952
In-force	7,453	6,848
Premiums	9,746	9,800
Surrenders	(2,083)	(1,982)
Maturities/deaths	(1,153)	(1,278)
Net flows	6,510	6,540
Shareholders' transfers post-tax	(54)	(49)
Investment-related items and other movements	6,526	7,947
Foreign exchange translation differences	(1,580)	547
Ending Balance	143,972	120,393
Policyholder liabilities on the consolidated statement of financial position	126,052	105,593
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,512	3,747
Group's share of policyholder liabilities of joint ventures and associates	12,408	11,053
Average policyholder liability balances	133,141	109,428
Asia insurance operations | With-profits business | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	70,308	53,703
Policyholder liabilities on the consolidated statement of financial position	65,558	50,505
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750	3,198
New business	375	769
In-force	4,216	3,955
Premiums	4,591	4,724
Surrenders	(381)	(268)
Maturities/deaths	(676)	(711)
Net flows	3,534	3,745
Shareholders' transfers post-tax	(54)	(49)
Investment-related items and other movements	3,387	5,847
Foreign exchange translation differences	(528)	232
Ending Balance	76,647	63,478
Policyholder liabilities on the consolidated statement of financial position	71,135	59,731
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,512	3,747
Average policyholder liability balances	68,347	55,118
Asia insurance operations | Shareholder-backed | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Premiums	5,155	5,076
Surrenders	(1,702)	(1,714)
Maturities/deaths	(477)	(567)
Net flows	2,976	2,795
Investment-related items and other movements	3,139	2,100
Foreign exchange translation differences	(1,052)	315
Policyholder liabilities on the consolidated statement of financial position	54,917	45,862
Group's share of policyholder liabilities of joint ventures and associates	$ 12,408	$ 11,053
Percentage rate of surrender	2.70%	3.30%
Asia insurance operations | Unit-linked assets and liabilities | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	$ 28,850	$ 25,704
Policyholder liabilities on the consolidated statement of financial position	23,571	20,846
Group's share of policyholder liabilities of joint ventures and associates	5,279	4,858
New business	909	1,003
In-force	1,148	1,206
Premiums	2,057	2,209
Surrenders	(1,209)	(1,385)
Maturities/deaths	(87)	(89)
Net flows	761	735
Investment-related items and other movements	(2,243)	753
Foreign exchange translation differences	(794)	176
Ending Balance	26,574	27,368
Policyholder liabilities on the consolidated statement of financial position	21,376	22,392
Group's share of policyholder liabilities of joint ventures and associates	5,198	4,976
Average policyholder liability balances	27,712	26,536
Asia insurance operations | Other business | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	33,412	26,001
Policyholder liabilities on the consolidated statement of financial position	26,814	20,485
Group's share of policyholder liabilities of joint ventures and associates	6,598	5,516
New business	1,009	1,180
In-force	2,089	1,687
Premiums	3,098	2,867
Surrenders	(493)	(329)
Maturities/deaths	(390)	(478)
Net flows	2,215	2,060
Investment-related items and other movements	5,382	1,347
Foreign exchange translation differences	(258)	139
Ending Balance	40,751	29,547
Policyholder liabilities on the consolidated statement of financial position	33,541	23,470
Group's share of policyholder liabilities of joint ventures and associates	7,210	6,077
Average policyholder liability balances	$ 37,082	$ 27,774